Consolidated Statements of Condition (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Securities Available-for-sale, pledged	$ 1,242,310	$ 1,278,177	$ 1,372,238
Debt Securities, allowance for credit losses	$ 0	$ 0
Preferred stock, par	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Series A shares issued	515,000	515,000	515,000
Preferred stock, Series A shares outstanding	515,000	515,000	515,000
Common stock, par	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	490,439,070	490,439,070	490,439,070
Common stock, shares outstanding	465,074,384	463,901,808	467,346,781
Treasury stock, shares	25,364,686	26,537,262	23,092,289
Net unrealized gain (loss) on securities available for sale, tax	$ 16,051	$ (25,072)	$ (9,424)
Net unrealized loss on pension and post-retirement obligations, tax	20,198	21,898	22,191
Cash flow hedges tax component	$ 9,658	$ 12,519	$ (333)